CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
Schedule of convertible notes

	Host (amortized cost)	Derivative (FVTPL)	Deferred amount	Total
	$	$	$	$
Issuance [1]	48,703	20,453	(2,773)	66,383
Interest accretion	732	—	—	732
Fair value adjustment	—	(11,199)	—	(11,199)
Amortization	—	—	140	140
Foreign exchange	382	127	(21)	488
Balance as of December 31, 2022	49,817	9,381	(2,654)	56,544
Interest accretion	5,082	—	—	5,082
Fair value adjustment	—	(8,049)	—	(8,049)
Amortization	—	—	1,453	1,453
Foreign exchange	(1,275)	(163)	32	(1,406)
Balance as of December 31, 2023	53,624	1,169	(1,169)	53,624
Interest accretion	3,044	—	—	3,044
Fair value adjustment	—	(1,191)	—	(1,191)
Amortization	—	—	1,191	1,191
Foreign exchange	2,710	30	(30)	2,710
Settlement	(43,138)	—	—	(43,138)
Balance as of December 31, 2024	16,240	8	(8)	16,240
Interest accretion	1,696	—	—	1,696
Fair value adjustment	—	(8)	—	(8)
Amortization [2]	—	—	8	8
Foreign exchange	(441)	—	—	(441)
Settlement	(17,495)	—	—	(17,495)
Balance as of December 31, 2025	—	—	—	—

[1]Transaction costs of $821 (US$608) have been allocated to the host instrument and reduced from the net proceeds allocated to this component.

[2]The amortization for the year ended December 31, 2025 includes an additional amount of $7 to prevent the net amount of the Derivative and the Deferred amount components from representing a negative amount.

	Host (amortized cost)	Derivative (FVTPL)	Total
	$	$	$
Issuance	16,844	651	17,495
Interest accretion	102	—	102
Fair value adjustment	—	(286)	(286)
Settlement	—	—	—
Foreign exchange	(350)	(13)	(363)
Balance as of December 31, 2025	16,596	352	16,948

Schedule of sensitivity analysis

		Reasonably	Sensitivity [1]		Reasonably	Sensitivity [1]
	December 31, 2024	possible change	(Derivative liability)	December 31, 2025	possible change	(Derivative liability)
Observable inputs
Share price	US$1.59	+/- 10%	+12/-5	US$2.48	+/- 10%	+29/-114
Foreign Exchange rate	1.44	+/-5%	+/-0	1.37	+/-5%	+/-18
Unobservable inputs
Expected volatility	47.3%	+/- 10%	+10/-5	59.9%	+/- 10%	+21/-109
Credit spread	3.0%	+/-5%	+0/0	11.1%	+/-5%	+47/-72

[1]Holding all other variables constant.